Stockholders' Equity - Preferred Stock (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 10, 2017
Class of Stock [Line Items]
Preferred stock, shares outstanding (in shares)	57,464	57,464	65,464	39,466
Par value (in dollars per share)	$ 575	$ 575		$ 1,010,320
Preferred stock, liquidation preference	$ 1,436,605	$ 1,436,605	$ 1,636,605
Series B
Class of Stock [Line Items]
Dividend Rate Per Annum	8.25%	8.25%
Preferred stock, shares outstanding (in shares)	6,114	6,114		13,999
Par value (in dollars per share)	$ 61	$ 61		$ 352,004
Preferred stock, liquidation preference	$ 152,855	$ 152,855
Series E
Class of Stock [Line Items]
Dividend Rate Per Annum	8.75%	8.75%
Preferred stock, shares outstanding (in shares)	10,000	10,000		10,000
Par value (in dollars per share)	$ 100	$ 100		$ 259,542
Preferred stock, liquidation preference	$ 250,000	$ 250,000
Series G
Class of Stock [Line Items]
Dividend Rate Per Annum	7.50%	7.50%
Preferred stock, shares outstanding (in shares)	3,450	3,450
Par value (in dollars per share)	$ 35	$ 35
Preferred stock, liquidation preference	$ 86,250	$ 86,250
Series H
Class of Stock [Line Items]
Dividend Rate Per Annum	7.125%	7.125%
Preferred stock, shares outstanding (in shares)	11,500	11,500
Par value (in dollars per share)	$ 115	$ 115
Preferred stock, liquidation preference	$ 287,500	$ 287,500
Series I
Class of Stock [Line Items]
Dividend Rate Per Annum	7.15%	7.15%
Preferred stock, shares outstanding (in shares)	13,800	13,800
Par value (in dollars per share)	$ 138	$ 138
Preferred stock, liquidation preference	$ 345,000	$ 345,000
Series J
Class of Stock [Line Items]
Dividend Rate Per Annum	7.125%	7.125%
Preferred stock, shares outstanding (in shares)	12,600	12,600
Par value (in dollars per share)	$ 126	$ 126
Preferred stock, liquidation preference	$ 315,000	$ 315,000